Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 24, 2022	Sep. 25, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
This section should be read in conjunction with the Compensation Discussion and Analysis in this proxy statement, which includes additional discussion of the objectives of our executive compensation program and how they are aligned with the Company's financial and operational performance.
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “Compensation Actually Paid” (as defined by SEC rules) (“CAP”) and certain financial performance measures of the Company. Compensation decisions are made independently of the Pay versus Performance disclosure below. For further information concerning our pay-for-performance philosophy and how we align executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this proxy statement.
Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for CEO/PEO ($)	Compensation Actually Paid to CEO/PEO ($)(2)	Average Summary Compensation Table for Non- PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($ millions)(6)	Adjusted Revenue ($ millions)(7)
2023	15,555,032	21,051,715	3,140,119	2,900,562	107.85	90.99	456	4,034
2022	14,335,632	8,651,502	3,229,500	2,480,052	97.87	68.59	1,302	4,915
2021	14,748,400	32,746,317	3,139,519	4,697,665	118.85	160.56	1,872	5,523
(1)	The CEO/PEO and NEO/Non-PEO Named Executive Officers included in the above compensation columns reflect the following:
Year	CEO/PEO	Non-PEO NEOs
2023	Stephen P. MacMillan	Karleen M. Oberton, Essex D. Mitchell, John M. Griffin, Jan Verstreken, and Kevin R. Thornal
2022	Stephen P. MacMillan	Karleen M. Oberton, John M. Griffin, Kevin R. Thornal, and Jan Verstreken
2021	Stephen P. MacMillan	Karleen M. Oberton, Sean S. Daugherty, John M. Griffin, and Kevin R. Thornal
(2)	“Compensation Actually Paid” to the CEO/PEO reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
Adjustments to Determine Compensation “Actually Paid” for CEO/PEO	2023 ($)	2022 ($)	2021 ($)
Total Reported in Summary Compensation Table	15,555,032	14,335,632	14,748,400
Less for Amounts Reported under the “Stock Awards” Column in the SCT	(8,685,571)	(7,600,629)	(7,759,570)
Less for Amounts Reported under the “Option Awards” Column in the SCT	(2,749,981)	(2,499,983)	(2,474,782)
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	11,047,453	11,007,886	14,688,673
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	1,735,197	(4,829,320)	7,246,497
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	4,149,585	(1,762,084)	6,297,099
Less the Fair Value as of prior Year-End of Awards Granted prior to covered year that were Forfeited during covered year	—	—	—
Total Adjustments	5,496,683	(5,684,130)	17,997,917
Compensation Actually Paid	21,051,715	8,651,502	32,746,317
“Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion and Analysis. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the PVP Table.
(3)	The average "Compensation Actually Paid" to the Non-PEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO NEOs	2023 ($)	2022 ($)	2021 ($)
Total Reported in Summary Compensation Table	3,140,119	3,229,500	3,139,519
Less for Amounts Reported under the “Stock Awards” Column in the SCT	(1,460,578)	(1,329,997)	(1,215,153)
Less for Amounts Reported under the “Option Awards” Column in the SCT	(462,488)	(437,487)	(387,576)
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	1,456,108	1,926,232	2,300,282
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	204,489	(752,079)	692,413
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	438,709	(156,117)	168,180
Less the Fair Value as of prior Year-End of Awards Granted prior to covered year that were Forfeited during covered year(a)	(415,797)	—	—
Total Adjustments	(239,557)	(749,448)	1,558,146
Compensation Actually Paid	2,900,562	2,480,052	4,697,665
“Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion and Analysis. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the Pay Versus Performance Table.
(a)	Mr. Thornal resigned from Hologic effective April 21, 2023 and his outstanding unvested stock awards and option awards were forfeited and will not be realized by Mr. Thornal.
(4)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is September 25, 2020 (the last trading day of fiscal 2020).

(5)
We selected the Standard & Poor (S&P) 500 Health Care Supplies Index (referred to herein as the “Health Care Supplies Index”) as our peer group for purposes of this disclosure, which was comprised of 71 companies for the years 2021-2023 included in the S&P 500 that are classified as members of the GICS® Health Care sector primarily engaged in Health Care Equipment and Services, Pharmaceuticals, Biotechnology and Life Sciences, including the Company and other mid-cap and large-cap healthcare companies.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)
Adjusted Revenue represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link Compensation Actually Paid to our NEOs, including our CEO, for the most recently completed fiscal year to the Company’s performance. Adjusted Revenue is a non-GAAP measure and is calculated as consolidated revenue on a GAAP basis excluding the impact of revenue from acquisitions completed after the establishment of the internal financial plan, as applicable, and foreign currency fluctuations. For a reconciliation of Adjusted Revenue to the most directly comparable GAAP financial measure and insight into how Adjusted Revenue is considered by management, please see Annex A to this proxy statement.

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote [Text Block]
(1)	The CEO/PEO and NEO/Non-PEO Named Executive Officers included in the above compensation columns reflect the following:
Year	CEO/PEO	Non-PEO NEOs
2023	Stephen P. MacMillan	Karleen M. Oberton, Essex D. Mitchell, John M. Griffin, Jan Verstreken, and Kevin R. Thornal
2022	Stephen P. MacMillan	Karleen M. Oberton, John M. Griffin, Kevin R. Thornal, and Jan Verstreken
2021	Stephen P. MacMillan	Karleen M. Oberton, Sean S. Daugherty, John M. Griffin, and Kevin R. Thornal

Peer Group Issuers, Footnote [Text Block]
(5)
We selected the Standard & Poor (S&P) 500 Health Care Supplies Index (referred to herein as the “Health Care Supplies Index”) as our peer group for purposes of this disclosure, which was comprised of 71 companies for the years 2021-2023 included in the S&P 500 that are classified as members of the GICS® Health Care sector primarily engaged in Health Care Equipment and Services, Pharmaceuticals, Biotechnology and Life Sciences, including the Company and other mid-cap and large-cap healthcare companies.

PEO Total Compensation Amount	$ 15,555,032	$ 14,335,632	$ 14,748,400
PEO Actually Paid Compensation Amount	$ 21,051,715	8,651,502	32,746,317
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	“Compensation Actually Paid” to the CEO/PEO reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
Adjustments to Determine Compensation “Actually Paid” for CEO/PEO	2023 ($)	2022 ($)	2021 ($)
Total Reported in Summary Compensation Table	15,555,032	14,335,632	14,748,400
Less for Amounts Reported under the “Stock Awards” Column in the SCT	(8,685,571)	(7,600,629)	(7,759,570)
Less for Amounts Reported under the “Option Awards” Column in the SCT	(2,749,981)	(2,499,983)	(2,474,782)
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	11,047,453	11,007,886	14,688,673
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	1,735,197	(4,829,320)	7,246,497
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	4,149,585	(1,762,084)	6,297,099
Less the Fair Value as of prior Year-End of Awards Granted prior to covered year that were Forfeited during covered year	—	—	—
Total Adjustments	5,496,683	(5,684,130)	17,997,917
Compensation Actually Paid	21,051,715	8,651,502	32,746,317
“Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion and Analysis. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the PVP Table.

Non-PEO NEO Average Total Compensation Amount	$ 3,140,119	3,229,500	3,139,519
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,900,562	2,480,052	4,697,665
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The average "Compensation Actually Paid" to the Non-PEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:
Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO NEOs	2023 ($)	2022 ($)	2021 ($)
Total Reported in Summary Compensation Table	3,140,119	3,229,500	3,139,519
Less for Amounts Reported under the “Stock Awards” Column in the SCT	(1,460,578)	(1,329,997)	(1,215,153)
Less for Amounts Reported under the “Option Awards” Column in the SCT	(462,488)	(437,487)	(387,576)
Plus the Fair Value of Awards Granted during covered year that Remain Unvested as of Year-end	1,456,108	1,926,232	2,300,282
Plus the Change in Fair Value from prior Year-end to current Year-end of Awards Granted prior to covered year that were Outstanding and Unvested as of Year-end	204,489	(752,079)	692,413
Plus the Change in Fair Value from prior Year-end to Vesting Date of Awards Granted prior to covered year that Vested during covered year	438,709	(156,117)	168,180
Less the Fair Value as of prior Year-End of Awards Granted prior to covered year that were Forfeited during covered year(a)	(415,797)	—	—
Total Adjustments	(239,557)	(749,448)	1,558,146
Compensation Actually Paid	2,900,562	2,480,052	4,697,665
“Compensation Actually Paid” does not correlate to the total amount of cash or equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion and Analysis. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year, in accordance with Item 402(v) of Regulation S-K. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the Pay Versus Performance Table.
(a)	Mr. Thornal resigned from Hologic effective April 21, 2023 and his outstanding unvested stock awards and option awards were forfeited and will not be realized by Mr. Thornal.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in more detail in the Compensation Discussion and Analysis, the Company’s executive compensation reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with Compensation Actually Paid (as computed in accordance with SEC rules, “CAP”) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
CAP and TSR
The graph below shows the relationship between (i) the total return to stockholders on our common stock and the return on the Health Care Supplies Index, in each case assuming $100 was invested in our common stock and in the Health Care Supplies Index on September 25, 2020 and (ii) the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of fiscal 2023, 2022 and 2021.
Relationship Between Compensation Actually Paid and Company/Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in more detail in the Compensation Discussion and Analysis, the Company’s executive compensation reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with Compensation Actually Paid (as computed in accordance with SEC rules, “CAP”) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
CAP and Net Income
The graph below shows the relationship between our net income and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of fiscal 2023, 2022 and 2021.
Relationship Between Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in more detail in the Compensation Discussion and Analysis, the Company’s executive compensation reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with Compensation Actually Paid (as computed in accordance with SEC rules, “CAP”) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
CAP and Adjusted Revenue
The graph below shows the relationship between our Adjusted Revenue and the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of fiscal 2023, 2022 and 2021.
Relationship Between Compensation Actually Paid and Adjusted Revenue

Total Shareholder Return Vs Peer Group [Text Block]
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in more detail in the Compensation Discussion and Analysis, the Company’s executive compensation reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with Compensation Actually Paid (as computed in accordance with SEC rules, “CAP”) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
CAP and TSR
The graph below shows the relationship between (i) the total return to stockholders on our common stock and the return on the Health Care Supplies Index, in each case assuming $100 was invested in our common stock and in the Health Care Supplies Index on September 25, 2020 and (ii) the CAP for our CEO/PEO and the average CAP for our non-PEO NEOs for each of fiscal 2023, 2022 and 2021.
Relationship Between Compensation Actually Paid and Company/Peer Group Total Shareholder Return

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail under Compensation Discussion and Analysis, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link Compensation Actually Paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
Adjusted Revenue*
Adjusted EPS*
ROIC
Relative TSR
Adjusted Free Cash Flow*
*
Adjusted Revenue, Adjusted EPS, and Adjusted Free Cash Flow are not prepared in accordance with GAAP. For a reconciliation of these non-GAAP financial measures to the most directly comparable GAAP financial measures and insight into how these non-GAAP measures are considered by management, please see Annex A to this proxy statement.

Total Shareholder Return Amount	$ 107.85	97.87	118.85
Peer Group Total Shareholder Return Amount	90.99	68.59	160.56
Net Income (Loss)	$ 456,000,000	$ 1,302,000,000	$ 1,872,000,000
Company Selected Measure Amount	4,034,000,000	4,915,000,000	5,523,000,000
PEO Name	Stephen P. MacMillan	Stephen P. MacMillan	Stephen P. MacMillan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Non-GAAP Measure Description [Text Block]
(7)
Adjusted Revenue represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link Compensation Actually Paid to our NEOs, including our CEO, for the most recently completed fiscal year to the Company’s performance. Adjusted Revenue is a non-GAAP measure and is calculated as consolidated revenue on a GAAP basis excluding the impact of revenue from acquisitions completed after the establishment of the internal financial plan, as applicable, and foreign currency fluctuations. For a reconciliation of Adjusted Revenue to the most directly comparable GAAP financial measure and insight into how Adjusted Revenue is considered by management, please see Annex A to this proxy statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,496,683	$ (5,684,130)	$ 17,997,917
PEO [Member] | Amounts Reported under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,685,571)	(7,600,629)	(7,759,570)
PEO [Member] | Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,749,981)	(2,499,983)	(2,474,782)
PEO [Member] | Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,047,453	11,007,886	14,688,673
PEO [Member] | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,735,197	(4,829,320)	7,246,497
PEO [Member] | Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Covered Year that Vested during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,149,585	(1,762,084)	6,297,099
PEO [Member] | Fair Value as of Prior Year-End of Awards Granted Prior to Covered Year that were Forfeited during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(239,557)	(749,448)	1,558,146
Non-PEO NEO [Member] | Amounts Reported under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,460,578)	(1,329,997)	(1,215,153)
Non-PEO NEO [Member] | Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(462,488)	(437,487)	(387,576)
Non-PEO NEO [Member] | Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,456,108	1,926,232	2,300,282
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	204,489	(752,079)	692,413
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Covered Year that Vested during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	438,709	(156,117)	168,180
Non-PEO NEO [Member] | Fair Value as of Prior Year-End of Awards Granted Prior to Covered Year that were Forfeited during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (415,797)	$ 0	$ 0